Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)
Other comprehensive income (loss) components, net of tax, are shown in the following table for the years ended December 31, 2015, 2014 and 2013.

Year ended December 31, (in thousands)	Changes in Pension Plan assets and benefit obligations	Unrealized gains and losses on available-for-sale securities	Total
Beginning balance at December 31, 2014	$(14,865)	$1,257	$(13,608)
Other comprehensive (loss) before reclassifications	(910)	(1,549)	(2,459)
Amounts reclassified from accumulated other comprehensive loss	424	—	424
Net current period other comprehensive loss	(486)	(1,549)	(2,035)
Ending balance at December 31, 2015	$(15,351)	$(292)	$(15,643)

Beginning balance at December 31, 2013	$(5,598)	$(29,821)	$(35,419)
Other comprehensive (loss) gain before reclassifications	(9,279)	30,325	21,046
Amounts reclassified from accumulated other comprehensive loss	12	753	765
Net current period other comprehensive (loss) income	(9,267)	31,078	21,811
Ending balance at December 31, 2014	$(14,865)	$1,257	$(13,608)

Beginning balance at December 31, 2012	$(27,134)	$9,616	$(17,518)
Other comprehensive gain (loss) before reclassifications	19,766	(39,448)	(19,682)
Amounts reclassified from accumulated other comprehensive loss	1,770	11	1,781
Net current period other comprehensive income (loss)	21,536	(39,437)	(17,901)
Ending balance at December 31, 2013	$(5,598)	$(29,821)	$(35,419)

The following table provides information concerning amounts reclassified out of accumulated other comprehensive loss for the years ended December 31, 2015, 2014 and 2013:

	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)			Affected Line Item in the Statement of Income
(In thousands)	2015	2014	2013
Amortization of defined benefit pension items
Amortization of prior service cost	$15	$19	$20	Employee benefits
Amortization of net loss	637	—	2,703	Employee benefits
Total income before income taxes	652	19	2,723	Total income before income taxes
Federal income taxes	228	7	953	Federal income taxes
Net of tax	$424	$12	$1,770	Net of tax

Unrealized gains & losses on available for sale securities
Loss on sale of investment securities	$—	$1,158	$—	Gain (loss) on sale of investment securities
Other than temporary impairment	—	—	17	Miscellaneous expense
Total income before income taxes	—	1,158	17	Total income before income taxes
Federal income taxes	—	405	6	Federal income taxes
Net of tax	$—	$753	$11	Net of tax